Summary of Revisions to Consolidated Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,844)	$ 24,438	$ 4,433	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Comprehensive income (loss)		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(5,967)	24,968	3,815	5,163	32,338	12,446	55,757	42,658
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,047		(20,153)		13,996		23,424		7,328		10,377		14,365		(6,157)	24,742	3,500	4,890	32,070	12,064	55,494	42,075
Scenario, Previously Reported [Member]
Net income		11,821		(20,970)		14,513		24,461		6,865		10,245		14,448		(6,457)	24,693		5,364	31,558		56,019	41,396
Comprehensive income (loss)		11,814		(21,113)		14,533		24,310		6,955		10,452		14,771		(6,580)	25,223		5,234	32,178		56,488	41,909
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		11,731		(21,232)		14,462		24,315		6,913		10,354		14,643		(6,770)	24,997		4,961	31,910		56,225	41,326
Scenario, Adjustment [Member]
Net income		(684)		1,079		(466)		(891)		415		23		(278)		613	(255)		(71)	160		(731)	749
Comprehensive income (loss)		(684)		1,079		(466)		(891)		415		23		(278)		613	(255)		(71)	160		(731)	749
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.		$ (684)		$ 1,079		$ (466)		$ (891)		$ 415		$ 23		$ (278)		$ 613	$ (255)		$ (71)	$ 160		$ (731)	$ 749

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".